SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 17:-SUBSEQUENT EVENT

In December 30, 2020 the Company declared a cash dividend in an amount of $0.63 per share, which was paid in January 2021 (approximately $35,003). This cash dividend was distributed following court approval allowing the distribution despite lack of retained earnings.